Summary of Principal Accounting Policies - Schedule of Amortization of Intangible Assets, Estimated Useful Lives (Details)	Dec. 31, 2025
Finite-lived trademarks [Member]
Schedule of Amortization of Intangible Assets, Estimated Useful Lives [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years
Technology [Member]
Schedule of Amortization of Intangible Assets, Estimated Useful Lives [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years
Network rights [Member]
Schedule of Amortization of Intangible Assets, Estimated Useful Lives [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years
Purchased software [Member] | Minimum [Member]
Schedule of Amortization of Intangible Assets, Estimated Useful Lives [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years
Purchased software [Member] | Maximum [Member]
Schedule of Amortization of Intangible Assets, Estimated Useful Lives [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years
Reacquired rights [Member]
Schedule of Amortization of Intangible Assets, Estimated Useful Lives [Line Items]
Estimated useful lives description	the remaining franchise term